Consolidated Statements of Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from related parties	$ 38,760	$ 43,975	$ 37,000
Credit Card Receivable [Member]
Factoring expense	$ 15,379	$ 12,368	$ 8,601